DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

(in thousands of $)	2022	2021
$275.0 million term loan and revolving facility	263,943	—
$304.0 million term loan and revolving facility	216,622	235,315
$93.75 million term loan	70,739	77,314
$131.79 million term loan	88,856	98,681
$155.3 million term loan	70,890	121,573
$120.0 million term loan	63,545	81,071
$420.0 million term loan	—	280,387
$260.0 million lease financing	244,524	256,905
$175.0 million term loan and revolving facility	112,387	122,477
Total U.S. dollar denominated floating rate debt	1,131,506	1,273,723
Deferred charges	(10,650)	(11,378)
Total debt	1,120,856	1,262,345
Current portion of debt	(92,865)	(105,864)
Long-term portion of debt	1,027,991	1,156,481

Schedule of Debt
Movements in 2022, 2021 and 2020 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance as of December 31, 2019	1,122,148	(8,278)	1,113,870
Loan repayments	(390,138)	—	(390,138)
Loan draw downs	322,012	—	322,012
Capitalization of debt issuance cost, net of amortization	—	(261)	(261)
Balance as of December 31, 2020	1,054,022	(8,539)	1,045,483
Loan repayments	(628,900)	—	(628,900)
Loan draw downs	848,601	—	848,601
Capitalization of debt issuance cost, net of amortization	—	(2,839)	(2,839)
Balance as of December 31, 2021	1,273,723	(11,378)	1,262,345
Loan repayments	(417,217)	—	(417,217)
Loan draw downs	275,000	—	275,000
Capitalized financing fees and expenses	—	(2,890)	(2,890)
Amortization of debt issuance cost	—	3,618	3,618
Balance as of December 31, 2022	1,131,506	(10,650)	1,120,856

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2022 is repayable as follows:

(in thousands of $)
2023	92,865
2024	274,101
2025	277,443
2026	116,610
2027	187,870
Thereafter	182,617
Total U.S. dollar denominated floating rate debt	1,131,506
Deferred charges	(10,650)
Total debt	1,120,856